Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net loss	$ (4,234,357)	$ (1,900,148)
Adjustments to reconcile net loss to net cash provided by operating activities:
Deferred tax expense (benefit)	0	(1,314)
Stock-based compensation expense	944,995	768,030
Equity method income	(34,432)	(50,684)
Dividends received from equity method investment	33,488	63,798
Impairment of Cost method investment	51,894	0
Loss on sale of asset	34,306	0
Amortization of intangible assets	124,832	0
Net change in:
Accounts receivable	(122,974)	39,277
Inventory	8,125	(58,806)
Prepaids and other current assets	(52,389)	(142,110)
Accounts payable and other current liabilities	325,706	185,651
Due to joint ventures	(9,730)	(7,532)
Deferred revenue	60,123	3,000
Due to related parties	(480)	(39,643)
Net cash used in operating activities	(2,870,893)	(1,140,481)
Cash Flows from Investing Activities
Proceeds from sale of intangible assets	45,694	75,000
Purchase of intangible assets	0	(784,000)
Cash paid to acquire businesses	(4,261,413)	0
Advances to related parties	0	(9,526)
Investments in joint ventures	(67,500)	(49,401)
Net cash used in investing activities	(4,283,219)	(767,927)
Cash Flows from Financing Activities
Proceeds from sale of common stock	12,104,667	2,010,000
Proceeds from sale of Series A preferred stock	321,500	1,415,000
Payments of preferred dividends	(142,239)	(105,327)
Payment of contribution to joint venture note payable	(215,000)	(60,000)
Payments on acquisition note payable	0	(191,170)
Proceeds from notes payable	44,000	108,000
Payments on note payables	(3,555)	(79,486)
Net cash provided by financing activities	12,109,373	3,097,017
Effect of foreign currency translation	35,543	0
Net Change in Cash	4,990,804	1,188,609
Cash, Beginning of Period	1,710,318	521,709
Cash, End of Period	6,701,122	1,710,318
Cash Paid For:
Income Taxes	0	0
Interest	7,082	9,805
Non-cash transactions:
Notes payable issued for asset acquisitions	$ 2,439,000	$ 0